Provisions - Other provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Provisions	€ 9,583	€ 10,852	€ 13,987	€ 13,225
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	4,423	4,425	5,508	€ 5,649
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	564	600	759
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Provisions	1,104	1,163	1,522
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	745	395	725
Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Provisions	36	69	67
Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	749	810	641
Other
Disclosure of provision matrix [line items]
Provisions	897	951	1,018
Spain | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,595	1,647	1,381
European Union (excluding Spain) | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	779	539	1,100
Other Foreign Countries Not Including Countries in EU | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	2,049	2,239	3,027
Brazil | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,339	1,475	2,484
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of provision matrix [line items]
Provisions	328	€ 437	€ 776
Additional provisions charged to income statement	155
Offset in part by the use of the available provisions	289
Brazil | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	168
Offset in part by the use of the available provisions	205
United Kingdom | Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	69
Offset in part by the use of the available provisions	104
Poland | Provision for customer remediation
Disclosure of provision matrix [line items]
Increase (decrease) due to exchange rate effects	319
Poland | Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	131
UK & Portugal | Provision for restructuring
Disclosure of provision matrix [line items]
Offset in part by the use of the available provisions	€ 598